Changes in the Company’s uncertain tax positions are summarized as follows: (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Uncertain tax positions – January 1	$ 101,000	$ 60,000
Gross increases - current period tax positions	14,000	41,000
Uncertain tax positions – December 31, 2020	$ 115,000	$ 101,000